Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions:
Related party transactions:

14.  Related party transactions:

(a)	There is no single ultimate controlling party.
(b)

Dr. Francesco Bellini, Chairman of the Board of Directors, provides ongoing advisory services to the Company under the terms of a consulting and services agreement between the Company and Picchio International, wholly-owned by Dr. Francesco Bellini and his spouse.  The agreement has a one-year term and shall renew for successive one-year terms. The Company recorded fees and expenses of $284 and $287 (CAD $381 for both years) under the consulting and services agreement for the years ended December 31, 2020 and 2019, respectively.

(c)	Key management personnel:

The Chief Executive Officer, Chief Financial Officer, Chief Medical Officer, Vice-Presidents and Directors of BELLUS Health are considered key management personnel.

The aggregate compensation to key management personnel of the Company for the years ended December 31, 2020 and 2019 is set out below:

	2020	2019

Short-term benefits	$2,307	$1,799
Stock-based compensation (recovery) expense – DSU plan	(993)	1,209
Stock-based compensation expense - Stock option plan	3,790	1,409
	$5,104	$4,417